Organization and principal activities - Subsidiaries and Consolidated VIE's (Parenthetical) (Details) ¥ in Millions	1 Months Ended								12 Months Ended
	Aug. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2020	Jan. 31, 2019	Nov. 30, 2018
Ownership:
Contribution from non-controlling interests increase in equity									$ 73,000
Purchase of interests in subsidiaries from non-controlling interest shareholder									$ 7,003,000
Non-controlling interests											$ 4,359,000	$ 7,237,000
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity interest, percentage														34.38%
Total cash as paid-up capital	$ 722,000
Suzhou Changyi, Xian Changyi, Shanghai Changyu and Anhui Changyi
Ownership:
Equity interest, percentage														100.00%
Class A ordinary shares
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, fair market value	$ 1,577,000
Class A ordinary shares | Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Non-controlling interest transferred to additional paid in capital due to purchase of interest in subsidiary		$ 833,000
Anhui Myhayo Technology Co., Ltd. ("Anhui Myhayo")
Ownership:
Equity interest acquired															40.00%
Contribution from non-controlling interests						$ 2,905,000
Diluted percentage of equity interest after contribution of non-controlling interest						36.80%
Contribution from non-controlling interests increase in equity										$ 2,905,000
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity interest acquired	40.16%	7.22%							7.22%
Total cash as paid-up capital			$ 9,477,000	¥ 65			$ 2,217,000	¥ 15
Non-controlling interest transferred to additional paid in capital due to capital injection									$ 1,716,000
Purchase of interests in subsidiaries from non-controlling interests, fair market value									4,176,000
Non-controlling interest transferred to additional paid in capital due to purchase of interest in subsidiary									$ 1,658
Non-controlling interests	$ 722,000
Changyi (Shanghai) Information Technology Ltd. ("Changyi") | Class A ordinary shares
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, shares | shares	1,545,663								313,011
Optimal Power Limited
Ownership:
Equity interest acquired		20.00%							20.00%				80.00%
Purchase of interests in subsidiaries from non-controlling interest shareholder		$ 7,003,000
Increase in additional paid-in capital due to purchase of equity interest									$ 1,137,000
Reduction in non-controlling interest due to purchase of equity interest									8,140,000
Shanghai Myhayo Technology Co., Ltd. ("Myhayo")
Ownership:
Equity interest acquired															40.00%
Contribution from non-controlling interests					$ 73,000
Diluted percentage of equity interest after contribution of non-controlling interest					36.80%
Contribution from non-controlling interests increase in equity									$ 73,000
Shanghai Myhayo Technology Co Ltd | Maximum
Ownership:
Equity ownership interest															50.00%
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity ownership interest	100.00%	59.84%	52.62%	52.62%			41.46%	41.46%	59.84%		100.00%
Optimal Power Limited
Ownership:
Equity ownership interest		100.00%							100.00%		100.00%